Schedule of Cost Incurred In Oil and Natural Gas Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property acquisition costs
Proved properties	$ 1,108		$ 1,024		$ 32,458
Unproved properties	46,895		15,795		9,062
Total acquisition costs	48,003		16,819		41,520
Development costs	409,429		250,182		251,564
Exploration costs	54,432	[1]	57,016	[1]	34,180	[1]
Total	$ 511,864		$ 324,017		$ 327,264

[1]	Includes $52,188 and $33,030 of EOR costs in 2012 and 2011, respectively.